OTHER ASSETS - Remediation Trust Funds Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) $ / MMBTU	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Expected remediation payments for 2018			$ 24.0
Remediation trust funds - current	$ 24.0	$ 24.0	24.0	$ 24.0	$ 24.0	$ 24.0
Lump sum contribution			2.9			14.0
Remediation trust funds - current and non-current	111.6	$ 98.0	$ 98.0	$ 98.0	$ 98.0	111.6	$ 106.5
Dispositions						$ 4.8
Judy Creek assets
Disclosure of detailed information about property, plant and equipment [line items]
Dispositions	$ 4.8
SOEP properties
Disclosure of detailed information about property, plant and equipment [line items]
Monthly contribution rate				1.41	2.42
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning period		3 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Decommissioning period		4 years